DBX ETF Trust | 1
Schedule of Investments
Xtrackers US 0-1 Year Treasury ETF
February 28, 2026 (Unaudited)
Principal
Amount $ Value $
U.S. TREASURY OBLIGATIONS
— 99.5%
U.S. Treasury Bills
3.733%, 4/2/26 (a)
873,400 870,677
3.657%, 4/7/26 (a)
574,000 571,920
3.740%, 4/9/26 (a)
860,200 856,915
3.651%, 4/14/26 (a)
571,800 569,324
3.781%, 4/16/26 (a)
742,800 739,442
3.656%, 4/21/26 (a)
573,000 570,123
3.727%, 4/23/26 (a)
565,200 562,257
3.640%, 4/28/26 (a)
248,000 246,578
3.728%, 4/30/26 (a)
578,100 574,663
3.641%, 5/5/26 (a)
223,200 221,782
3.674%, 5/7/26 (a)
567,600 563,859
3.659%, 5/12/26 (a)
240,200 238,504
3.762%, 5/14/26 (a)
752,200 746,732
3.659%, 5/19/26 (a)
213,300 211,651
3.673%, 5/21/26 (a)
583,600 578,957
3.657%, 5/26/26 (a)
214,200 212,398
3.669%, 5/28/26 (a)
577,600 572,605
3.658%, 6/2/26 (a)
225,000 222,942
3.628%, 6/4/26 (a)
269,600 267,091
3.655%, 6/9/26 (a)
210,000 207,934
3.711%, 6/11/26 (a)
427,500 423,235
3.652%, 6/16/26 (a)
215,000 212,741
3.638%, 6/18/26 (a)
261,800 259,001
3.668%, 6/23/26 (a)
240,000 237,303
3.621%, 6/25/26 (a)
274,300 271,187
3.658%, 7/2/26 (a)
270,000 266,738
3.683%, 7/9/26 (a)
443,200 437,550
3.635%, 7/16/26 (a)
268,000 264,419
3.628%, 7/23/26 (a)
268,000 264,245
3.627%, 7/30/26 (a)
268,000 264,064
3.675%, 8/6/26 (a)
437,300 430,604
3.616%, 8/13/26 (a)
280,000 275,518
3.616%, 8/20/26 (a)
270,000 265,500
3.624%, 8/27/26 (a)
270,000 265,312
3.604%, 9/3/26 (a)
180,700 177,455
3.650%, 10/1/26 (a)
165,200 161,834
3.660%, 10/29/26 (a)
160,700 157,022
3.587%, 11/27/26 (a)
158,700 154,667
3.534%, 12/24/26 (a)
179,400 174,404
3.496%, 1/21/27 (a)
173,000 167,770
3.506%, 2/18/27 (a)
175,000 169,258
(Cost $14,903,968)
14,906,181
U.S. Treasury Notes
3.758%, 4/15/26
143,100 143,109
3.769%, 4/30/26
239,700 240,150
3.822%, 4/30/26
196,100 195,152
3.834%, 4/30/26
66,000 65,858
3.796%, 5/15/26
165,900 165,211
Principal
Amount $ Value $
3.810%, 5/15/26
118,700 118,681
3.797%, 5/31/26
218,400 219,009
3.811%, 5/31/26
179,800 178,502
3.828%, 5/31/26
78,700 78,394
3.697%, 6/15/26
135,200 135,390
3.732%, 6/30/26
248,700 249,488
3.759%, 6/30/26
83,300 82,819
3.762%, 6/30/26
177,500 175,876
3.767%, 7/15/26
130,000 130,414
3.749%, 7/31/26
230,300 231,000
3.756%, 7/31/26
184,500 182,238
3.774%, 7/31/26
73,200 72,673
3.664%, 8/15/26
13,700 13,890
3.713%, 8/15/26
149,500 149,990
3.728%, 8/15/26
184,300 182,511
3.709%, 8/31/26
80,500 79,609
3.710%, 8/31/26
237,400 237,499
3.717%, 8/31/26
190,300 187,615
3.665%, 9/15/26
156,000 156,797
3.662%, 9/30/26
248,400 248,193
3.671%, 9/30/26
198,500 195,382
3.672%, 9/30/26
65,300 64,551
3.668%, 10/15/26
158,400 159,364
3.671%, 10/31/26
199,800 196,522
3.673%, 10/31/26
86,000 84,878
3.680%, 10/31/26
241,400 242,168
3.530%, 11/15/26
14,200 14,478
3.622%, 11/15/26
173,400 174,607
3.624%, 11/15/26
170,700 168,797
3.600%, 11/30/26
234,400 235,521
3.604%, 11/30/26
71,200 70,185
3.605%, 11/30/26
197,800 194,427
3.557%, 12/15/26
179,400 180,537
3.554%, 12/31/26
82,200 81,003
3.557%, 12/31/26
248,000 249,427
3.561%, 12/31/26
200,400 196,656
3.544%, 1/15/27
173,000 173,684
3.548%, 1/31/27
234,400 235,631
3.553%, 1/31/27
265,600 260,753
3.537%, 2/15/27
156,000 154,129
3.544%, 2/15/27
186,000 187,022
3.520%, 2/28/27
240,000 241,411
3.527%, 2/28/27
48,000 46,883
3.532%, 2/28/27
175,000 172,199
(Cost $7,897,366)
7,900,283
TOTAL U.S. TREASURY
OBLIGATIONS
(Cost $22,801,334)
22,806,464

2 | DBX ETF Trust
Schedule of Investments
Xtrackers US 0-1 Year Treasury ETF
(Continued)
February 28, 2026 (Unaudited)
Hidden Row
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of February 28, 2026 in valuing the Fund’s investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
TRSY-PH3
Number
of Shares Value $
CASH EQUIVALENTS — 0.1%
DWS Government Money Market
Series "Institutional Shares",
3.62% (b)
(Cost $20,938)
20,938 20,938
TOTAL INVESTMENTS — 99.6%
(Cost $22,822,272)
22,827,402
Other assets and liabilities,
net — 0.4%
89,092
NET ASSETS — 100.0%
22,916,494
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2026 is as follows:
Value ($) at
5/31/2025
Purchases Cost
($)
Sales Proceeds
($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
2/28/2026
Value ($) at
2/28/2026
CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series "Institutional Shares", 3.62% (b)
9,530 930,178 (918,770) — — 813 — 20,938 20,938
(a)
Annualized yield at time of purchase; not a coupon rate.
(b)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
Assets Level 1 Level 2 Level 3 Total
U.S. Treasury Obligations (a)
$ — $ 22,806,464 $ — $ 22,806,464
Short-Term Investments (a)
20,938 — — 20,938
TOTAL
$ 20,938 $ 22,806,464 $ — $ 22,827,402
(a)
See Schedule of Investments for additional detailed categorizations.